Tax Payable - Schedule of Tax Payable (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Tax Payable [Abstract]
Value added tax	¥ 98,020,846		¥ 20,157,051
Individual income tax withholding	1,721,939		463,848
Urban maintenance and construction tax	1,256,633		435,398
Stamp duty	287,303		287,303
Total	¥ 101,286,721	$ 14,731,543	¥ 21,343,600